Net Loss Per Share	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc
Net Loss Per Share
13. NET LOSS PER SHARE
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the weighted average shares outstanding prior to March 2, 2022 to give effect to the Exchange Ratio used to determine the number of shares of common stock into which they were converted.
The following table sets forth the computation of basic and diluted net loss per share of common stock for the three months ended March 31, 2022, and 2021 (in thousands, except for share and per share data):

	Three Months Ended March 31,
	2022	2021
Net Loss	$(10,470)	$(7,787)

Basic and diluted shares
Weighted-average Class A Common Stock outstanding	53,691,948	21,847,581
Loss per share for Class A Common Stock
— Basic	$(0.20)	$(0.36)
— Diluted	$(0.20)	$(0.36)
The weighted-average common stock outstanding for the three months ended March 31, 2022 and 2021 include 3,976,326 and 5,254,479 shares of warrants with an exercise price of $0.01. Additionally, 3,059,273 shares of contingently issuable common stock pursuant to the earnout arrangement were not included in the computation of basic net loss per share since the contingencies for the issuance of these shares have not been met as of March 31, 2022.
The Company’s potential dilutive securities, which include stock options, restricted stock units, convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.
The Company excluded the following weighted average potential common shares from the computation of diluted net loss per share for the three months ended March 31, 2022 and March 31, 2021:

	March 31,
	2022	2021
Convertible Series C-1 Preferred Stock (2)	—	23,218,418
Convertible Series C Preferred Stock (2)	—	54,478,261
Common Stock Warrants (2)(3)	14,959,214	1,890,522
Stock Options (2)	10,114,849	13,185,484
Restricted Stock Units(1)	9,077,015	—

	34,151,078	92,772,685

(1)
The number of outstanding shares as of March 31, 2022 includes 952,127 shares of vested RSUs because the Company has not met all the condition to issue the underlying common stocks as of March 31, 2022. Common stock underlying the vested RSUs will not be issued until the related registration statement becomes effective.

(2)	The number of outstanding shares as of March 31, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
(3)	The number of outstanding shares as of March 31, 2022 and March 31, 2021 does not include 1,608,359 shares of Unvested Customer Warrants.